Note 7 - Financial results - Financial Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note 7 - Financial results
Interest income	$ 229,835	$ 201,852	$ 86,112
Net result on changes in FV of financial assets at FVPL	12,484	11,622	(6,092)
Finance income	242,319	213,474	80,020
Finance cost	(61,212)	(106,862)	(45,940)
Net foreign exchange transactions results	61,395	218,383	15,654
Net foreign exchange derivatives contracts results	(12,727)	(8,974)	(25,666)
Other	(100,719)	(95,044)	(30,108)
Other financial results, net	(52,051)	114,365	(40,120)
Net financial results	$ 129,056	$ 220,977	$ (6,040)